INVESTMENT IN UNCONSOLIDATED ENTITIES (Details) - USD ($)	3 Months Ended	12 Months Ended	21 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENT IN UNCONSOLIDATED ENTITIES
Carrying amount at beginning of year	$ 26,837,718	$ 36,299,592	$ 15,830,538
Proportionate share of (losses)	(1,097,839)	(9,461,874)	(9,430,946)
Carrying amount at Ending of year	$ 25,739,879	26,837,718	36,299,592
Investment in viking		$ 0	$ 29,900,000